Shareholders equity - Share options (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating costs
Shareholders Equity
Compensation expenses	€ 1,095,000	€ 1,183,000
General and administrative costs
Shareholders Equity
Compensation expenses	739,000	641,000
Research and development costs
Shareholders Equity
Compensation expenses	€ 356,000	€ 542,000